Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies
Schedule of estimated useful lives for property, plant and equipment
Buildings and improvements	20 to 30 Years
Machinery	10 Years
Office equipment and furnishing	3 to 5 Years
Motor vehicles	4 to 5 Years

Schedule of computation of basic and diluted earnings per share

	Year Ended December 31,
	2012	2013	2014	2014
	(RMB)	(RMB)	(RMB)	($)
Numerator:
Net income, representing undistributed earnings available to ordinary shareholder—basic and diluted	188,151,454	79,528,309	79,210,649	12,945,031

Denominator:
Weighted average number ordinary shares outstanding—basic and diluted	25,725,000	25,725,000	25,725,000	25,725,000
Earnings per share:
Basic and diluted	7.31	3.09	3.08	0.50